Note 16 - Goodwill (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jun. 01, 2014	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 16 - Goodwill (Details) [Line Items]
Goodwill, Impairment Loss			$ 0	$ 8,149,525	$ 0
Investment Advisory Services [Member]
Note 16 - Goodwill (Details) [Line Items]
Goodwill, Impairment Loss		$ 8,149,525
Institutional Subscription Services [Member]
Note 16 - Goodwill (Details) [Line Items]
Goodwill, Written off Related to Sale of Business Unit	$ 1,676,490
CFO Guiwo [Member]
Note 16 - Goodwill (Details) [Line Items]
Goodwill, Impairment Loss			$ 0